Disclosures About Fair Value of Financial Instruments - Carrying Value and Estimated Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities held-to-maturity, Carrying/Notional Amount	$ 36,624	$ 28,195
Loans, net, Carrying/Notional Amount	1,667,088	1,443,179
Deposits and securities sold under agreements to repurchase, Carrying/Notional Amount	1,942,871	1,791,885
Commitments to extend credit, Carrying/Notional Amount	0	0
Standby letters of credit, Carrying/Notional Amount	0	0
Securities Held-To-Maturity, Estimated Market Value	36,145	28,365
Loans, net, Estimated Fair Value	1,673,568	1,443,738
Deposits and securities sold under agreements to repurchase, Estimated Fair Value	1,631,032	1,549,414
Commitments to extend credit, Estimated Fair Value	0	0
Standby letters of credit, Estimated Fair Value	0	0
Quoted Market Prices in an Active Market (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities Held-To-Maturity, Estimated Market Value	0	0
Loans, net, Estimated Fair Value	0	0
Deposits and securities sold under agreements to repurchase, Estimated Fair Value	0	0
Commitments to extend credit, Estimated Fair Value	0	0
Standby letters of credit, Estimated Fair Value	0	0
Models with Significant Observable Market Parameters (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities Held-To-Maturity, Estimated Market Value	36,145	28,365
Loans, net, Estimated Fair Value	0	0
Deposits and securities sold under agreements to repurchase, Estimated Fair Value	0	0
Commitments to extend credit, Estimated Fair Value	0	0
Standby letters of credit, Estimated Fair Value	0	0
Models with Significant Unobservable Market Parameters (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities Held-To-Maturity, Estimated Market Value	0	0
Loans, net, Estimated Fair Value	1,673,568	1,443,738
Deposits and securities sold under agreements to repurchase, Estimated Fair Value	1,631,032	1,549,414
Commitments to extend credit, Estimated Fair Value	0	0
Standby letters of credit, Estimated Fair Value	$ 0	$ 0